Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total Athene Holding Ltd. shareholders' equity	Noncontrolling interest
Retained earnings	$ 1,340
Beginning Balance at Dec. 31, 2013	2,852	$ 0	$ 1,348		$ 70	$ 2,758	$ 94
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	471			$ 456		456	15
Other comprehensive income	574				574	574
Issuance of shares, net of expenses	719		719			719
Stock-based compensation	116		116			116
Retirement or repurchase of shares	(78)		(30)	(48)		(78)
Change in equity of noncontrolling interests	(76)						(76)
Ending Balance at Dec. 31, 2014	4,578	0	2,153	1,748	644	4,545	33
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	578			562		562	16
Other comprehensive income	(881)				(881)	(881)
Issuance of shares, net of expenses	1,112		1,112			1,112
Stock-based compensation	17		17			17
Retirement or repurchase of shares	(3)		(1)	(2)		(3)
Change in equity of noncontrolling interests	(48)						(48)
Ending Balance at Dec. 31, 2015	5,353	0	3,281	2,308	(237)	5,352	1
Retained earnings	2,308
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	768			768		768	0
Other comprehensive income	604				604	604
Issuance of shares, net of expenses	1		1			1
Stock-based compensation	153		153			153
Retirement or repurchase of shares	(20)		(14)	(6)		(20)
Ending Balance at Dec. 31, 2016	6,859	$ 0	$ 3,421	$ 3,070	$ 367	$ 6,858	$ 1
Retained earnings	$ 3,070